COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended
	Jan. 15, 2021	Jan. 07, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Net loss			$ 526,819	$ 130,397
Accumulated deficit			7,480,177		$ 6,953,358
Working capital deficit			3,636,150
Common Stock [Member]
Net loss
GivBux Global Partners, Inc. [Member]
Reverse stock split	1-for-20
Issuance of shares	78,125,000	78,125,000
Ownership percentage		100.00%
GivBux Global Partners, Inc. [Member] | Common Stock [Member]
Issuance of shares	74,218,050